Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 137,344	$ 171,479	$ 196,767
Tax Payable	60,236	56,018	21,914
Accrued service fee	105,762		39,765
Others	71	9,316	44,584
Accrued expenses and other current liabilities	$ 303,413	$ 236,813	$ 309,986